Revenue by destination and product - Consolidated sales revenue by destination (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Sales revenue (%)	100.00%	100.00%	100.00%
Consolidated sales revenue	$ 55,554	$ 63,495	$ 44,611
Greater China
Disclosure of geographical areas [line items]
Sales revenue (%)	54.30%	59.70%	60.40%
Consolidated sales revenue	$ 30,172	$ 37,878	$ 26,951
United States of America
Disclosure of geographical areas [line items]
Sales revenue (%)	15.90%	12.60%	10.90%
Consolidated sales revenue	$ 8,823	$ 8,012	$ 4,867
Asia (excluding Greater China and Japan)
Disclosure of geographical areas [line items]
Sales revenue (%)	7.10%	6.90%	7.90%
Consolidated sales revenue	$ 3,937	$ 4,415	$ 3,525
Decrease in sales revenue percentage		0.025	0.023
Decrease in consolidated sales revenue		$ 1,570	$ 1,011
Japan
Disclosure of geographical areas [line items]
Sales revenue (%)	7.40%	7.90%	7.50%
Consolidated sales revenue	$ 4,091	$ 5,012	$ 3,354
Europe (excluding UK)
Disclosure of geographical areas [line items]
Sales revenue (%)	6.50%	5.20%	5.90%
Consolidated sales revenue	$ 3,618	$ 3,271	$ 2,623
Canada
Disclosure of geographical areas [line items]
Sales revenue (%)	3.10%	2.60%	2.90%
Consolidated sales revenue	$ 1,743	$ 1,677	$ 1,289
Australia
Disclosure of geographical areas [line items]
Sales revenue (%)	1.90%	1.80%	1.70%
Consolidated sales revenue	$ 1,047	$ 1,122	$ 745
UK
Disclosure of geographical areas [line items]
Sales revenue (%)	0.30%	0.40%	0.50%
Consolidated sales revenue	$ 182	$ 243	$ 242
Other countries
Disclosure of geographical areas [line items]
Sales revenue (%)	3.50%	2.90%	2.30%
Consolidated sales revenue	$ 1,941	$ 1,865	$ 1,015